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          October 27, 2006
H. Yuna Peng
United States Securities and Exchange Commission
Washington, D.C. 20549

Re:	Save the World Air, Inc. Registration Statement on Form SB-2 (File No. 333-137855)
Dear Ms. Peng:
      Transmitted herewith is Amendment No. 1 to the Registration Statement on Form SB-2 (File No. 333-137855), filed on behalf of Save the World Air, Inc. (the “Registrant”).
      In response to the comments of the Staff of the Securities and Exchange Commission by letter dated October 25, 2006, please see the Registrant’s responses below:
Description of Securities, page 48
1.	Please provide a more detailed description of the PIPE Warrants, including the transactions involved in issuing the PIPE warrants.

RESPONSE: Additional language has been added on page 49 describing the transaction in which the PIPE Warrants were issued.

2.	We note from Item 26 of Part II of the registration statement that you have also issued ten-year warrants and five-year warrants. Please disclose these warrants in the prospectus.

RESPONSE: A new subsection entitled “Other Warrants” has been added commencing on page 49 to describe the five-year and ten-year warrants, including the transactions in which they were issued, which warrants are outstanding. Please note that the five-year warrant issued in November 2004 to one individual, was exercised by such individual and such warrant is no longer outstanding.

H. Yuna Peng
United States Securities and Exchange Commission
October 26, 2006
Page Two
Signatures
3.	Please include the signature for principal accounting officer.

RESPONSE: The signature block has been revised to indicate the Eugene E. Eichler is both the Chief Executive Officer and Chief Financial Officer of the Registrant.
      If you have any additional questions or comments regarding this filing, or the original filing, please do not hesitate to contact the undersigned.
          Very truly yours,
          /s/ Lance Jon Kimmel
Enclosure